Trade receivables, tax receivables and other current assets - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Trade receivables, tax receivables and other current assets
Tax receivables	€ 5,352	€ 6,007	€ 4,373
CIR receivable	5,300	5,200	4,200		€ 3,800
CIR and other research tax credits receivable	5,333	5,994	4,357
Increase in research and development expense		12,000
Decrease in CIR and other research tax credits through payments			4,200
Decrease in CIR and other research tax credits through corrective claims			3,800
Increase (decrease) in prepaid expenses	(3,900)	1,100
Short-term deposit accounts	70	1,048	8,829
Amount of deposits closed	1,000
Decrease in current deposit accounts		(7,800)
Incurred expenses that are due to be reinvoiced	€ 1,000
Inventiva Inc.
Trade receivables, tax receivables and other current assets
CIR receivable					€ 200
CIR and other research tax credits receivable		€ 800	200
Societe Generale
Trade receivables, tax receivables and other current assets
Decrease in current deposit accounts			€ (8,800)	$ (10)